BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combinations1 [Abstract]
Net income attributable to the business generated since acquisition date	$ 7,593
Revenue from the business since acquisition date	90,812
Net income of combined entity as if combination occurred at beginning of period	2,257,256
Revenue of combined entity as if combination occurred at beginning of period	$ 159,738